GEOGRAPHICAL SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

North America (mainly the United States)	2,900	2,646	1,720
Germany	750	424	442
Italy	431	403	399
Turkey	127	200	241
UK	133	-	221
Russia	-	230	146
Other European countries	1,626	959	1,374
Thailand	600	41	10
China	2,638	2,824	1,420
India	213	598	80
Japan	68	437	200
Israel	383	165	210
Other Far Eastern countries	277	201	181
	10,146	9,128	6,644

Schedule of Long-Lived Assets by Geographic Areas

	Year ended December 31,
	2 0 1 6	2 0 1 5

Israel	446	526
U.S.A.	-	12
	446	538